Cover	May 26, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2026
Entity File Number	001-41607
Entity Registrant Name	NEW HORIZON AIRCRAFT LTD.
Entity Central Index Key	0001930021
Entity Tax Identification Number	98-1786743
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3187 Highway 35
Entity Address, City or Town	Lindsay
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K9V 4R1
City Area Code	613
Local Phone Number	866-1935
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Share, no par value
Title of 12(b) Security	Class A Ordinary Share, no par value
Trading Symbol	HOVR
Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	HOVRW